Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	$ 7,811	$ 5,778
Intangible assets	11,574	13,425
Goodwill	37,364	29,170
Interests in equity-accounted investees	68,223	98,465
Financial assets at fair value through profit or loss - non-current	1,103	9,371
Deferred tax assets	0	28
Deferred expenses - non-current	0	3,531
Other non-current assets	1,352	743
Non-current assets	127,427	160,511
Deferred expenses - current	3,549	8,313
Inventories	6,566	3,127
Trade receivables	5,242	4,058
Deposits, prepayments and other receivables	7,975	5,285
Amount due from a related company	3	5
Amounts due from equity-accounted investees	0	132
Financial assets at fair value through profit or loss - current	10,562	11,034
Short-term deposits	0	16,000
Cash and cash equivalents	52,251	45,706
Current assets	86,148	93,660
Total assets	213,575	254,171
Liabilities
Deferred tax liabilities	2,165	2,615
Warrant liabilities	175	224
Current lease liabilities	2,758	1,502
Other non-current liabilities	324	823
Non-current liabilities	5,678	4,529
Trade payables	3,668	1,671
Accrued expenses and other current liabilities	9,312	8,175
Contract liabilities	6,491	6,111
Liabilities for puttable financial instrument	14,309	14,623
Non-current lease liabilities	3,014	867
Tax payable	13	7,402
Current liabilities	36,551	39,484
Total liabilities	42,229	44,013
Equity
Share capital (par value of $0.0015 as of December 31, 2023 and 2024; 33,333,334 shares authorized as of December 31, 2023 and 2024; 12,205,180 and 12,984,844 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	19	18
Reserves	170,370	206,341
Total equity attributable to equity shareholders of the Company	170,389	206,359
Non-controlling interests	957	3,799
Total equity	171,346	210,158
Total equity and liabilities	$ 213,575	$ 254,171